Risks and Uncertainties - Schedule of investments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Benchmark threshold percentage	5.00%
Investments at fair value	$ 62,039,327	$ 56,979,175
Investment, Identifier [Axis]: BlackRock Government Short Term Investment Fund
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	3,204,694	3,023,679
Investment, Identifier [Axis]: GSK plc ADR
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	6,192,575	4,687,723
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-US Index (NL Class A)
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	3,756,137	3,242,527
Investment, Identifier [Axis]: State Street S&P 500 Equity Index Fund (NL Class A)
EBP, Risk and Uncertainty [Line Items]
Investments at fair value		20,667,927
Investment, Identifier [Axis]: State Street S&P 500 Equity Index Fund (NL Class A)
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	21,984,381
Investment, Identifier [Axis]: State Street US Extended Market Equity Index Fund (NL Class C)
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	5,462,236	4,956,843
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust IV
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	$ 3,603,988	$ 3,590,558